CORE DEPOSIT INTANGIBLE (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	$ 341,237	$ 362,780	$ 465,168
Core deposit intangible
Finite-Lived Intangible Assets [Line Items]
Year one		79,847
Year two		62,266
Year three		48,556
Year four		39,057
Year five		35,443
Thereafter		97,611
Finite-Lived Intangible Assets, Net	$ 341,237	$ 362,780	$ 465,168